Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized					10,000,000,000
Allocations to general reserve as a percentage of profit after tax	10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained	50.00%
Appropriation to statutory common reserve	10.00%
Threshold percentage of statutory common reserve required to be maintained	50.00%
Net assets restricted to transfer	¥ 1,392,422			$ 202,519
Other comprehensive income, tax expense or benefit | ¥	¥ 0	¥ 0	¥ 0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000		7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.000025
Ordinary shares, shares outstanding	419,253,027	409,345,857		419,253,027
Common Class B [Member]
Class of Stock [Line Items]
Shares transferred	48,412,760	13,749,910
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000		1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares				$ 0.000025
Ordinary shares, shares outstanding	946,017,565	992,705,325		946,017,565
Reserved Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized					1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares					$ 0.000025